UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21549

First Trust Energy Income and Growth Fund
(Exact name of registrant as specified in charter)

10 Westport Road, Suite C101a

Wilton, CT 06897
(Address of principal executive offices) (Zip code)

W. Scott Jardine, Esq.

First Trust Portfolios L.P.

120 East Liberty Drive, Suite 400

Wheaton, IL 60187
(Name and address of agent for service)

Registrant's telephone number, including area code: 630-765-8000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments
August 31, 2018 (Unaudited)
Shares/ Units	Description	Value
MASTER LIMITED PARTNERSHIPS – 85.3%
	Chemicals – 0.3%
49,700	Westlake Chemical Partners, L.P. (a)	$1,272,320
	Gas Utilities – 4.9%
539,181	AmeriGas Partners, L.P. (a)	21,108,936
76,000	Suburban Propane Partners, L.P. (a)	1,717,600
		22,826,536
	Independent Power and Renewable Electricity Producers – 3.8%
361,211	NextEra Energy Partners, L.P. (a) (b)	17,518,733
	Oil, Gas & Consumable Fuels – 76.3%
897,716	Alliance Resource Partners, L.P. (a)	18,044,092
186,574	BP Midstream Partners, L.P. (a)	3,681,105
63,000	Dominion Energy Midstream Partners, L.P. (a)	1,033,200
3,495,261	Enbridge Energy Partners, L.P. (a)	39,356,639
724,900	Energy Transfer Equity, L.P. (a)	12,685,750
826,200	Energy Transfer Partners, L.P.	18,630,810
3,012,006	Enterprise Products Partners, L.P. (a)	86,143,372
218,900	EQT Midstream Partners, L.P. (a)	12,512,324
787,747	Holly Energy Partners, L.P. (a)	22,813,153
785,954	Magellan Midstream Partners, L.P. (a)	53,641,360
182,500	MPLX, L.P. (a)	6,473,275
155,100	Phillips 66 Partners, L.P. (a)	7,981,446
682,300	Plains All American Pipeline, L.P. (a) (c)	17,821,676
283,600	Shell Midstream Partners, L.P. (a)	6,344,132
177,651	Spectra Energy Partners, L.P. (a)	6,743,632
920,350	TC PipeLines, L.P. (a)	30,739,690
90,326	TransMontaigne Partners, L.P. (a)	3,466,712
42,600	Valero Energy Partners, L.P.	1,524,654
93,300	Western Gas Equity Partners, L.P. (a)	3,159,138
67,400	Western Gas Partners, L.P. (a)	3,292,490
		356,088,650
	Total Master Limited Partnerships	397,706,239
	(Cost $244,443,383)
COMMON STOCKS – 52.5%
	Electric Utilities – 12.3%
50,800	American Electric Power Co., Inc. (c)	3,643,884
56,900	Duke Energy Corp. (c)	4,622,556
107,600	Emera, Inc. (CAD) (a)	3,404,447
61,800	Eversource Energy (c)	3,858,174
573,200	Exelon Corp. (c)	25,054,572
25,000	Hydro One Ltd. (CAD) (a) (d)	369,349
44,400	NextEra Energy, Inc. (c)	7,552,440
229,000	PPL Corp. (c)	6,810,460
300	Southern (The) Co.	13,134
45,200	Xcel Energy, Inc. (c)	2,171,860
		57,500,876
	Gas Utilities – 1.3%
9,400	Atmos Energy Corp. (a)	866,962
3,699	Chesapeake Utilities Corp. (a)	318,114
86,700	UGI Corp. (c)	4,686,135
		5,871,211
See Notes to Portfolio of Investments

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Shares/ Units	Description	Value
COMMON STOCKS (Continued)
	Multi-Utilities – 6.7%
72,500	CMS Energy Corp. (c)	$3,569,900
177,700	National Grid PLC, ADR (c)	9,418,100
221,999	Public Service Enterprise Group, Inc. (c)	11,621,648
28,400	Sempra Energy (c)	3,296,672
50,700	WEC Energy Group, Inc. (c)	3,426,306
		31,332,626
	Oil, Gas & Consumable Fuels – 32.2%
388,700	Enbridge Income Fund Holdings, Inc. (CAD) (a)	9,793,453
228,100	EQT Corp. (c)	11,637,662
337,600	Inter Pipeline, Ltd. (CAD) (a)	6,203,562
129,860	Keyera Corp. (CAD) (a)	3,578,364
1,592,955	Kinder Morgan, Inc. (c)	28,195,304
188,784	ONEOK, Inc. (c)	12,442,753
68,600	Targa Resources Corp.	3,777,802
606,871	TransCanada Corp. (c)	25,852,705
1,650,441	Williams (The) Cos., Inc. (c)	48,836,549
		150,318,154
	Total Common Stocks	245,022,867
	(Cost $218,382,252)
REAL ESTATE INVESTMENT TRUSTS – 0.7%
	Equity Real Estate Investment Trusts – 0.7%
43,736	CorEnergy Infrastructure Trust, Inc. (a)	1,637,038
82,400	InfraREIT, Inc. (a)	1,721,336
	Total Real Estate Investment Trusts	3,358,374
	(Cost $3,065,810)
	Total Investments – 138.5%	646,087,480
	(Cost $465,891,445) (e)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN – (0.6)%
500	American Electric Power Co., Inc.	$3,586,500	$72.50	Sep 2018	(29,500)
50	CMS Energy Corp.	246,200	45.00	Sep 2018	(22,000)
665	CMS Energy Corp.	3,274,460	50.00	Sep 2018	(19,950)
10	CMS Energy Corp.	49,240	50.00	Dec 2018	(1,150)
565	Duke Energy Corp.	4,590,060	77.50	Oct 2018	(248,600)
2,281	EQT Corp.	11,637,662	52.50	Dec 2018	(684,300)
310	Eversource Energy	1,935,330	65.00	Oct 2018	(7,750)
308	Eversource Energy	1,922,844	65.00	Jan 2019	(28,490)
5,654	Exelon Corp.	24,713,634	44.00	Oct 2018	(463,628)
2,000	Kinder Morgan, Inc.	3,540,000	19.00	Sep 2018	(3,000)
6,600	Kinder Morgan, Inc.	11,682,000	19.00	Dec 2018	(171,600)
24	National Grid PLC, ADR	127,200	55.00	Sep 2018	(360)
1,753	National Grid PLC, ADR	9,290,900	60.00	Sep 2018	(7,012)
438	NextEra Energy, Inc.	7,450,380	175.00	Sep 2018	(20,586)
1,887	ONEOK, Inc.	12,437,217	75.00	Oct 2018	(18,870)
660	Plains All American Pipeline, L.P.	1,723,920	25.00	Sep 2018	(89,100)
580	PPL Corp.	1,724,920	30.00	Sep 2018	(11,600)
1,679	PPL Corp.	4,993,346	30.00	Oct 2018	(83,950)
2,189	Public Service Enterprise Group, Inc. (f)	11,459,415	55.00	Sep 2018	(10,945)
284	Sempra Energy	3,296,672	120.00	Oct 2018	(22,010)
6,068	TransCanada Corp.	25,849,680	45.00	Nov 2018	(273,060)
See Notes to Portfolio of Investments

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)
Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
CALL OPTIONS WRITTEN (Continued)
867	UGI Corp.	$4,686,135	$55.00	Sep 2018	$(30,345)
380	WEC Energy Group, Inc.	2,568,040	65.00	Oct 2018	(123,500)
127	WEC Energy Group, Inc.	858,266	70.00	Oct 2018	(5,715)
3,135	Williams (The) Cos., Inc. (f)	9,276,465	32.00	Sep 2018	(9,405)
10,312	Williams (The) Cos., Inc.	30,513,208	31.00	Oct 2018	(226,864)
3,057	Williams (The) Cos., Inc.	9,045,663	32.00	Nov 2018	(70,311)
452	Xcel Energy, Inc.	2,171,860	50.00	Dec 2018	(31,640)
	Total Call Options Written				(2,715,241)
	(Premiums received $3,009,188)

Outstanding Loan – (34.0)%	(158,500,000)
Net Other Assets and Liabilities – (3.9)%	(18,366,106)
Net Assets – 100.0%	$466,506,133

(a)	All or a portion of this security serves as collateral on the outstanding loan.
(b)	NextEra Energy Partners, L.P. is taxed as a “C” corporation for federal income tax purposes.
(c)	All or a portion of this security’s position represents cover for outstanding options written.
(d)	This security is restricted in the U.S. and cannot be offered for public sale without first being registered under the Securities Act of 1933, as amended. This security is not restricted on the foreign exchange where it trades freely without any additional registration. As such, it does not require the additional disclosure required of restricted securities.
(e)	Aggregate cost for federal income tax purposes was $384,707,402. As of August 31, 2018, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $265,191,443 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $6,526,606. The net unrealized appreciation was $258,664,837. The amounts presented are inclusive of derivative contracts.
(f)	This investment is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At August 31, 2018, investments noted as such are valued at $(20,350) or (0.0)% of net assets.

ADR	American Depositary Receipt
CAD	Canadian Dollar - Security is denominated in Canadian Dollars and is translated into U.S. Dollars based upon the current exchange rate.
See Notes to Portfolio of Investments

First Trust Energy Income and Growth Fund (FEN)
Portfolio of Investments (Continued)
August 31, 2018 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of August 31, 2018 is as follows (see Note 2A - Portfolio Valuation in the Notes to Portfolio of Investments):
ASSETS TABLE
	Total Value at 8/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Master Limited Partnerships*	$ 397,706,239	$ 397,706,239	$ —	$ —
Common Stocks*	245,022,867	245,022,867	—	—
Real Estate Investment Trusts*	3,358,374	3,358,374	—	—
Total Investments	$ 646,087,480	$ 646,087,480	$—	$—
LIABILITIES TABLE
	Total Value at 8/31/2018	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Call Options Written	$ (2,715,241)	$ (1,205,881)	$ (1,509,360)	$ —

*	See Portfolio of Investments for industry breakout.
See Notes to Portfolio of Investments

Notes to Portfolio of Investments
First Trust Energy Income and Growth Fund (FEN)
August 31, 2018 (Unaudited)
1. Organization
First Trust Energy Income and Growth Fund (the “Fund”) is a non-diversified, closed-end management investment company organized as a Massachusetts business trust on March 25, 2004, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund trades under the ticker symbol FEN on the NYSE MKT.
The Fund is considered an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”
2. Valuation and Investment Practices
A. Portfolio Valuation
The net asset value (“NAV”) of the Common Shares of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The Fund’s NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, deferred income taxes and any borrowings of the Fund), by the total number of Common Shares outstanding.
The Fund’s investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services. Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by the Pricing Committee of the Fund’s investment advisor, First Trust Advisors L.P. (“First Trust” or the “Advisor”), in accordance with valuation procedures adopted by the Fund’s Board of Trustees, and in accordance with provisions of the 1940 Act. Investments valued by the Advisor’s Pricing Committee, if any, are footnoted as such in the footnotes to the Portfolio of Investments. The Fund’s investments are valued as follows:
Common stocks, real estate investment trusts, master limited partnerships (“MLPs”), and other equity securities listed on any national or foreign exchange (excluding The Nasdaq Stock Market LLC (“Nasdaq”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are valued at the last sale price on the exchange on which they are principally traded or, for Nasdaq and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.
Exchange-traded options contracts are valued at the closing price in the market where such contracts are principally traded. If no closing price is available, exchange-traded options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. Over-the-counter options contracts are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Securities traded in an over-the-counter market are fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.
Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Fund’s Board of Trustees or its delegate, the Advisor’s Pricing Committee, at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a third-party pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market or fair value price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of the Fund’s NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the third-party pricing service, does not reflect the security’s fair value. As a general principle, the current fair value of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. When fair value prices are used, generally they will differ from market quotations or official closing prices on the applicable exchanges. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:
1)	the type of security;
2)	the size of the holding;
3)	the initial cost of the security;
4)	transactions in comparable securities;
5)	price quotes from dealers and/or third-party pricing services;

Notes to Portfolio of Investments (Continued)
First Trust Energy Income and Growth Fund (FEN)
August 31, 2018 (Unaudited)
6)	relationships among various securities;
7)	information obtained by contacting the issuer, analysts, or the appropriate stock exchange;
8)	an analysis of the issuer’s financial statements; and
9)	the existence of merger proposals or tender offers that might affect the value of the security.
If the securities in question are foreign securities, the following additional information may be considered:
1)	the value of similar foreign securities traded on other foreign markets;
2)	ADR trading of similar securities;
3)	closed-end fund trading of similar securities;
4)	foreign currency exchange activity;
5)	the trading prices of financial products that are tied to baskets of foreign securities;
6)	factors relating to the event that precipitated the pricing problem;
7)	whether the event is likely to recur; and
8)	whether the effects of the event are isolated or whether they affect entire markets, countries or regions.
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly, and include the following:
o	Quoted prices for similar investments in active markets.
o	Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
o	Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).
o	Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
•	Level 3 – Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value the Fund’s investments as of August 31, 2018, is included with the Fund’s Portfolio of Investments.
B. Option Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may write (sell) options to hedge against changes in the value of equities. Also, the Fund seeks to generate additional income, in the form of premiums received, from writing (selling) the options. The Fund may write (sell) covered call or put options (“options”) on all or a portion of the MLPs and common stocks held in the Fund’s portfolio as determined to be appropriate by Energy Income Partners, LLC (“EIP” or the “Sub-Advisor”). The number of options the Fund can write (sell) is limited by the amount of MLPs and common stocks the Fund holds in its portfolio. The Fund will not write (sell) “naked” or uncovered options. Options are marked-to-market daily and their value will be affected by changes in the value and dividend rates of the underlying equity securities, changes in interest rates, changes in the actual or perceived volatility of the securities markets and the underlying equity securities and the remaining time to the options’ expiration. The value of options may also be adversely affected if the market for the options becomes less liquid or trading volume diminishes.
The options that the Fund writes (sells) will either be exercised, expire or be canceled pursuant to a closing transaction. If the price of the underlying equity security exceeds the option’s exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying security to the option holder upon payment of the strike price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the underlying security for purposes of determining gain or loss. If the price of the underlying security is less than the option’s strike

Notes to Portfolio of Investments (Continued)
First Trust Energy Income and Growth Fund (FEN)
August 31, 2018 (Unaudited)
price, the option will likely expire without being exercised. The option premium received by the Fund will, in this case, be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same series as the option written (sold) by the Fund.
The options that the Fund writes (sells) give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option’s expiration date. The ability to successfully implement the writing (selling) of covered call options depends on the ability of the Sub-Advisor to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, which may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security to the option holder at the exercise price.
Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Fund’s maximum equity price risk for purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Fund’s ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities hedged.
C. Securities Transactions
Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.
D. Foreign Currency
The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions.
3. Derivative Transactions
During the fiscal year-to-date period (December 1, 2017 through August 31, 2018), the premiums for written options opened were $7,156,137, and the premiums for written options closed, exercised and expired were $5,839,693.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Energy Income and Growth Fund
By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James M. Dykas
James M. Dykas, President and Chief Executive Officer (principal executive officer)
Date:	October 24, 2018
By (Signature and Title)*	/s/ Donald P. Swade
Donald P. Swade, Treasurer, Chief Financial Officer and Chief Accounting Officer (principal financial officer)
Date:	October 24, 2018

*Print the name and title of each signing officer under his or her signature.